Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Share capital	Share subscriptions received	Convertible Promissory note (equity portion)	Contributed surplus	Accumulated other comprehensive income (loss)	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 162,582,365			$ 12,662,103	$ 6,196,033	$ (32,351,988)	$ 149,088,513
Balance (in Shares) at Dec. 31, 2021	98,902,678
Private placement	$ 23,057,411						23,057,411
Private placement (in Shares)	6,535,947
Share issuance costs	$ (2,146,218)			672,343			(1,473,875)
Shares issued for exercise of warrants	$ 2,599,999			(147,772)			2,452,227
Shares issued for exercise of warrants (in Shares)	2,291,642
Shares issued for exercise of stock options	$ 3,905,580			(2,728,487)			1,177,093
Shares issued for exercise of stock options (in Shares)	1,016,436
Stock option expense				5,744,656			5,744,656
Shares issued for services	$ 611,113						611,113
Shares issued for services (in Shares)	193,348
Share subscriptions received		51,558,624					51,558,624
Adjustment to investment in associate				15,675			15,675
Cumulative translation adjustment					(665,809)		(665,809)
Loss for the year						(16,515,389)	(16,515,389)
Balance at Dec. 31, 2022	$ 190,610,250	51,558,624		16,218,518	5,530,224	(48,867,377)	215,050,239
Balance (in Shares) at Dec. 31, 2022	108,940,051
Public offering	$ 25,561,689						25,561,689
Public offering (in Shares)	10,615,650
Conversion of subscriptions to shares	$ 51,737,788	(51,737,788)
Conversion of subscriptions to shares (in Shares)	23,277,000
Share issuance costs	$ (7,702,013)			1,415,057			(6,286,956)
Shares issued for exercise of warrants	$ 16,995,629			(2,026,555)			14,969,074
Shares issued for exercise of warrants (in Shares)	6,034,478
Shares issued for exercise of stock options	$ 1,598,704			(1,041,239)			557,465
Shares issued for exercise of stock options (in Shares)	575,676
Shares issued for ATM	$ 49,444,256						49,444,256
Shares issued for ATM (in Shares)	15,690,943
Stock option expense				4,538,747			4,538,747
Equity portion of convertible promissory note			3,813,266				3,813,266
Fair value of replacement options for Alta Mesa acquisition (Note 9)				81,414			81,414
Cumulative translation adjustment		179,164			2,414,123		2,593,287
Loss for the year						(22,385,977)	(22,385,977)
Balance at Dec. 31, 2023	$ 328,246,303		$ 3,813,266	$ 19,185,942	$ 7,944,347	$ (71,253,354)	$ 287,936,504
Balance (in Shares) at Dec. 31, 2023	165,133,798